UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Global Balanced Fund

July 31, 2008

1.804837.104

GBL-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.5%
	Shares	Value
Argentina - 0.0%
Cresud S.A.C.I.F. y A. sponsored ADR	11,900	$ 158,270
Australia - 3.2%
Australia & New Zealand Banking Group Ltd.	20,598	315,187
BHP Billiton Ltd.	53,934	2,012,698
Brambles Ltd.	79,185	615,158
Commonwealth Bank of Australia	29,164	1,091,626
Computershare Ltd.	113,943	938,826
CSL Ltd.	73,104	2,381,808
Macquarie Group Ltd. (g)	16,948	820,776
National Australia Bank Ltd.	14,703	341,973
Nexus Energy Ltd. (a)	42,695	53,069
QBE Insurance Group Ltd.	43,695	929,475
Rio Tinto Ltd.	6,891	813,709
Sunland Group Ltd.	98,830	220,560
Telstra Corp. Ltd.	258,842	1,096,824
Toll Holdings Ltd.	53,420	330,993
Virgin Blue Holdings Ltd.	53,420	39,739
Wesfarmers Ltd.	31,775	1,028,981
Woolworths Ltd.	44,294	1,051,078
WorleyParsons Ltd.	17,104	515,230
TOTAL AUSTRALIA		14,597,710
Belgium - 0.3%
Fortis	24,900	349,726
InBev SA	7,100	475,850
Umicore SA	9,800	439,742
TOTAL BELGIUM		1,265,318
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	28,100	275,776
Noble Group Ltd.	185,000	292,233
Seadrill Ltd.	27,500	821,134
TOTAL BERMUDA		1,389,143
Canada - 2.6%
Agrium, Inc.	1,200	105,461
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,100	33,911
B2Gold Corp. (h)	8,900	6,780
Bank of Montreal	4,400	206,022
Barrick Gold Corp.	7,300	309,155
BCE, Inc.	7,200	273,837
Birchcliff Energy Ltd. (a)	2,200	26,967
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	104,000	$ 745,578
Brookfield Asset Management, Inc. Class A	3,300	111,198
Brookfield Properties Corp.	2,300	43,424
CAE, Inc.	2,200	23,765
Cameco Corp.	5,100	182,113
Canadian Imperial Bank of Commerce	3,200	193,716
Canadian National Railway Co.	1,500	79,098
Canadian Natural Resources Ltd.	8,400	656,428
Canadian Oil Sands Trust	6,000	301,450
Canadian Pacific Railway Ltd.	1,200	75,363
CGI Group, Inc. Class A (sub. vtg.) (a)	17,300	184,177
CI Financial Income Fund	1,500	31,865
Corus Entertainment, Inc. Class B (non-vtg.)	1,100	19,489
Duvernay Oil Corp. (a)	1,000	80,383
Eldorado Gold Corp. (a)	700	5,716
EnCana Corp.	8,100	584,646
Finning International, Inc.	3,000	80,139
Flint Energy Services Ltd. (a)	2,100	39,647
Fording Canadian Coal Trust	2,500	221,004
Garda World Security Corp. (a)	2,600	32,200
Gildan Activewear, Inc. (a)	4,900	124,624
Goldcorp, Inc.	7,000	260,829
Great Canadian Gaming Corp. (a)	2,800	23,628
Groupe Aeroplan, Inc.	1,800	26,002
Harry Winston Diamond Corp.	900	19,119
Husky Energy, Inc.	2,000	88,568
ING Canada, Inc.	1,200	47,339
Keyera Facilities Income Fund	5,000	108,903
Kinross Gold Corp.	2,600	47,411
MacDonald Dettwiler & Associates Ltd. (a)	900	28,340
Manulife Financial Corp.	14,600	537,883
Metro, Inc. Class A (sub. vtg.)	900	21,633
Nexen, Inc.	6,000	188,758
Niko Resources Ltd.	1,500	123,871
Noveko International, Inc. (a)	5,500	16,384
Onex Corp. (sub. vtg.)	900	24,525
Open Text Corp. (a)	1,700	52,967
Orezone Resources, Inc. Class A (a)	23,300	20,709
Petro-Canada	1,400	64,623
Petrobank Energy & Resources Ltd. (a)	4,800	193,153
Potash Corp. of Saskatchewan, Inc.	2,600	531,102
Power Corp. of Canada (sub. vtg.)	4,200	128,111
Common Stocks - continued
	Shares	Value
Canada - continued
Precision Drilling Trust	800	$ 17,909
Quebecor, Inc. Class B (sub. vtg.)	2,300	55,262
Research In Motion Ltd. (a)	4,800	589,536
Rogers Communications, Inc. Class B (non-vtg.)	6,600	222,976
Royal Bank of Canada	9,000	415,344
Shoppers Drug Mart Corp.	3,900	207,065
Shore Gold, Inc. (a)	7,700	12,033
Silver Wheaton Corp. (a)	25,000	321,092
SNC-Lavalin Group, Inc.	6,800	369,871
Sun Life Financial, Inc.	1,400	54,422
Suncor Energy, Inc.	9,300	505,580
Talisman Energy, Inc.	4,800	85,841
Teck Cominco Ltd. Class B (sub. vtg.)	900	41,341
Thomson Reuters Corp.	1,200	38,736
TMX Group, Inc.	1,300	49,773
Toronto-Dominion Bank	10,000	608,390
TransCanada Corp.	14,000	542,853
TransForce, Inc.	1,900	14,846
Viterra, Inc. (a)	10,200	120,545
Viterra, Inc. (a)(h)	700	8,273
Yamana Gold, Inc.	12,700	157,037
Yellow Pages Income Fund	2,000	17,639
TOTAL CANADA		11,788,378
Cayman Islands - 0.1%
Belle International Holdings Ltd.	441,000	455,607
Cyprus - 0.1%
Bank of Cyprus Public Co. Ltd.	31,900	422,580
Denmark - 0.1%
Carlsberg AS Series A	2,700	219,231
Vestas Wind Systems AS (a)	3,200	417,334
TOTAL DENMARK		636,565
Finland - 0.4%
Fortum Oyj	11,200	493,700
Nokia Corp. sponsored ADR	43,200	1,180,224
TOTAL FINLAND		1,673,924
France - 1.5%
Alstom SA	6,600	738,765
AXA SA	9,000	264,515
BNP Paribas SA	10,100	995,649
Common Stocks - continued
	Shares	Value
France - continued
Cap Gemini SA	8,000	$ 510,717
GDF Suez	6,300	394,429
Groupe Danone	12,600	934,515
Pernod Ricard SA	5,100	443,812
Pinault Printemps-Redoute SA	4,900	531,558
Saft Groupe SA	9,000	354,196
Societe Generale Series A	500	46,268
Suez Environnement SA rights 6/22/10 (a)	6,600	47,221
Total SA sponsored ADR	22,500	1,721,250
TOTAL FRANCE		6,982,895
Germany - 2.0%
Adidas-Salomon AG	8,400	514,222
Allianz AG (Reg.)	2,600	440,860
Commerzbank AG	11,600	372,993
Deutsche Telekom AG (Reg.)	47,100	816,404
E.ON AG	9,700	1,848,475
ESCADA AG (a)(g)	3,800	76,442
Fresenius AG	4,800	417,895
GEA Group AG	9,100	299,407
K&S AG	4,100	504,172
Linde AG	5,200	719,005
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,700	946,140
RWE AG	9,700	1,160,667
SAP AG sponsored ADR (g)	8,800	508,728
SolarWorld AG	6,600	307,620
TOTAL GERMANY		8,933,030
Hong Kong - 0.6%
CNOOC Ltd.	149,000	219,827
Esprit Holdings Ltd.	73,000	784,589
Hang Seng Bank Ltd.	55,900	1,102,007
Hutchison Whampoa Ltd.	28,000	263,613
Li & Fung Ltd.	160,000	546,555
TOTAL HONG KONG		2,916,591
Ireland - 0.2%
C&C Group PLC	43,400	202,608
Elan Corp. PLC sponsored ADR (a)	30,000	601,500
TOTAL IRELAND		804,108
Italy - 0.7%
A2A SpA	74,200	267,309
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA sponsored ADR	17,900	$ 1,206,460
Fiat SpA	26,200	450,755
IFIL Finanziaria di Partecipazioni SpA	9,536	65,046
Intesa Sanpaolo SpA	111,400	625,664
Prysmian SpA	10,600	261,438
UniCredit SpA	55,300	329,242
TOTAL ITALY		3,205,914
Japan - 6.3%
ABC-Mart, Inc.	5,100	127,630
ACOM Co. Ltd.	31,880	939,646
Aeon Co. Ltd.	23,000	280,725
Asahi Glass Co. Ltd.	59,000	651,857
Bridgestone Corp.	31,300	510,731
Canon, Inc.	10,700	489,023
Capcom Co. Ltd.	7,600	238,094
Central Japan Ry Co.	133	1,353,545
Chubu Electric Power Co., Inc.	60,000	1,441,023
Credit Saison Co. Ltd.	2,100	44,069
Daihen Corp.	28,000	107,702
Daiichi Sankyo Co. Ltd.	21,800	650,840
Daiwa House Industry Co. Ltd.	19,000	179,790
Disco Corp.	1,100	44,045
Fuji Machine Manufacturing Co. Ltd.	9,400	170,157
Fuji Oil Co. Ltd.	33,400	354,153
Fujifilm Holdings Corp.	9,600	301,744
Fujitsu Ltd.	41,000	296,514
Hitachi Ltd.	159,000	1,146,123
Hitachi Metals Ltd.	16,000	265,456
Honda Motor Co. Ltd.	15,000	478,827
Inpex Holdings, Inc.	4	40,458
Kobayashi Pharmaceutical Co. Ltd.	4,600	150,932
KOEI Co. Ltd.	5,000	72,250
Konica Minolta Holdings, Inc.	44,000	722,478
Kubota Corp.	4,000	25,411
Lawson, Inc.	14,000	724,071
Matsumotokiyoshi Holdings Co. Ltd.	15,000	301,001
Mazda Motor Corp.	69,000	398,294
Meiji Dairies Corp.	19,000	97,564
Mitsubishi Electric Corp.	47,000	463,192
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,940	304,899
Mitsui & Co. Ltd.	16,000	328,244
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui O.S.K. Lines Ltd.	63,000	$ 815,828
Mizuho Financial Group, Inc.	139	665,530
Namco Bandai Holdings, Inc.	19,800	240,228
Nikon Corp.	7,000	203,370
Nippon Electric Glass Co. Ltd.	18,000	265,771
Nippon Meat Packers, Inc.	22,000	347,902
Nippon Mining Holdings, Inc.	44,000	265,077
Nippon Suisan Kaisha Co. Ltd.	44,300	213,974
Nomura Holdings, Inc.	2,600	37,520
NSK Ltd.	25,000	205,903
NTT DoCoMo, Inc.	660	1,071,975
Obayashi Corp.	44,000	189,017
Okinawa Cellular Telephone Co.	51	80,407
Osaka Securities Exchange Co. Ltd.	41	177,088
Rakuten, Inc.	1,026	519,229
Rinnai Corp.	4,900	177,579
Ryohin Keikaku Co. Ltd.	2,500	146,677
Sankyo Co. Ltd. (Gunma)	10,400	633,312
Sega Sammy Holdings, Inc.	34,000	318,287
SHO-BOND Holdings Co. Ltd.	13,600	213,536
SMC Corp.	1,500	150,153
Sompo Japan Insurance, Inc.	96,000	949,914
Sony Corp.	11,600	438,635
Square Enix Co. Ltd.	4,700	146,807
Stanley Electric Co. Ltd.	6,000	123,737
Sumitomo Corp.	48,700	657,341
Sumitomo Electric Industries Ltd.	16,100	195,550
Sumitomo Metal Industries Ltd.	272,000	1,308,473
Sumitomo Metal Mining Co. Ltd.	12,000	153,405
Sumitomo Mitsui Financial Group, Inc.	220	1,706,837
Sumitomo Trust & Banking Co. Ltd.	34,000	234,105
THK Co. Ltd.	8,900	159,538
Toho Pharmaceutical Co. Ltd.	10,300	194,277
Tohokushinsha Film Corp.	12,400	117,116
Tokai Carbon Co. Ltd.	19,000	225,533
Tokuyama Corp.	37,000	234,229
Tokyo Electric Power Co.	6,400	176,251
Toyoda Gosei Co. Ltd.	3,500	96,510
Toyota Motor Corp.	3,700	159,490
Uni-Charm Corp.	5,300	374,817
TOTAL JAPAN		28,291,416
Common Stocks - continued
	Shares	Value
Luxembourg - 0.3%
ArcelorMittal SA (France)	14,000	$ 1,238,278
Netherlands - 0.3%
Koninklijke KPN NV	67,000	1,166,324
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	25,000	2,540,000
Norway - 0.3%
Petroleum Geo-Services ASA	25,100	579,229
Pronova BioPharma ASA	88,100	304,605
Renewable Energy Corp. AS (a)	12,100	350,411
Telenor ASA	20,600	309,968
TOTAL NORWAY		1,544,213
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	83,276	213,294
New Britain Palm Oil Ltd.	40,200	314,134
Oil Search Ltd.	140,195	756,444
TOTAL PAPUA NEW GUINEA		1,283,872
Russia - 0.1%
OAO Gazprom sponsored ADR	7,800	370,500
Singapore - 0.6%
DBS Group Holdings Ltd.	79,000	1,109,258
Raffles Education Corp. Ltd.	651,000	547,499
Rickmers Maritime	396,000	330,145
Singapore Telecommunications Ltd.	99,000	259,193
United Overseas Bank Ltd.	29,000	413,134
TOTAL SINGAPORE		2,659,229
South Africa - 0.1%
Exxaro Resources Ltd.	25,400	377,450
Spain - 0.8%
Iberdrola SA	37,300	506,672
Inditex SA	4,500	216,478
Repsol YPF SA sponsored ADR (g)	14,000	468,020
Tecnicas Reunidas SA	8,900	668,544
Telefonica SA sponsored ADR	21,900	1,704,477
TOTAL SPAIN		3,564,191
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	9,850	525,414
Common Stocks - continued
	Shares	Value
Sweden - continued
Modern Times Group MTG AB (B Shares)	8,050	$ 451,942
TELE2 AB (B Shares)	26,350	460,032
TOTAL SWEDEN		1,437,388
Switzerland - 2.1%
ABB Ltd. sponsored ADR (a)	21,000	550,620
Credit Suisse Group (Reg.)	17,027	850,451
Julius Baer Holding AG	7,817	495,672
Nestle SA (Reg.)	49,655	2,178,427
Novartis AG (Reg.)	19,835	1,177,687
Roche Holding AG (participation certificate)	7,616	1,407,348
SGS Societe Generale de Surveillance Holding SA (Reg.)	216	303,763
Sonova Holding AG	8,407	611,105
Sulzer AG (Reg.)	1,804	216,289
Syngenta AG sponsored ADR	12,000	697,080
UBS AG (NY Shares)	445	8,593
Zurich Financial Services AG (Reg.)	2,975	782,050
TOTAL SWITZERLAND		9,279,085
United Kingdom - 4.6%
Aegis Group PLC	172,600	370,511
Anglo American PLC (United Kingdom)	18,500	1,057,608
AstraZeneca PLC sponsored ADR	15,000	728,250
Barclays PLC	48,400	328,663
Bellway PLC	29,300	275,188
BG Group PLC	50,000	1,130,036
Bovis Homes Group PLC	49,600	326,426
British American Tobacco PLC	24,100	869,730
Capita Group PLC	30,300	411,144
easyJet PLC (a)	42,900	281,223
GlaxoSmithKline PLC	58,100	1,347,578
HSBC Holdings PLC sponsored ADR	27,800	2,293,778
Informa PLC	54,800	472,017
Kesa Electricals PLC	121,500	359,606
Lloyds TSB Group PLC	32,000	186,601
Man Group PLC	60,800	734,426
Persimmon PLC	19,500	110,750
Prudential PLC	52,700	564,369
Reckitt Benckiser Group PLC	18,600	1,014,098
Redrow PLC	18,300	47,117
Rio Tinto PLC (Reg.)	12,100	1,266,245
Royal Bank of Scotland Group PLC	80,000	331,932
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC Class A (United Kingdom)	70,100	$ 2,488,997
Scottish & Southern Energy PLC	13,500	373,970
SSL International PLC	44,100	365,509
Standard Chartered PLC (United Kingdom)	21,300	648,518
Vodafone Group PLC	270,200	723,835
Vodafone Group PLC sponsored ADR	27,400	735,142
William Morrison Supermarkets PLC	98,300	501,458
WPP Group PLC	52,700	500,267
TOTAL UNITED KINGDOM		20,844,992
United States of America - 24.7%
AirTran Holdings, Inc. (a)	33,000	96,360
Albemarle Corp.	72,700	2,830,211
American International Group, Inc.	17,000	442,850
American Tower Corp. Class A (a)	600	25,140
Amgen, Inc. (a)	27,000	1,691,010
AMR Corp. (a)	28,000	252,840
Apple, Inc. (a)	35,500	5,642,725
Bank of America Corp.	185,800	6,112,820
Bank of New York Mellon Corp.	22,000	781,000
Baxter International, Inc.	21,000	1,440,810
Bristol-Myers Squibb Co.	127,000	2,682,240
Cabot Oil & Gas Corp.	27,500	1,210,275
CB Richard Ellis Group, Inc. Class A (a)	10,000	140,500
Celgene Corp. (a)	11,000	830,390
Charles Schwab Corp.	89,000	2,037,210
Chesapeake Energy Corp.	20,000	1,003,000
Citigroup, Inc.	22,000	411,180
CSX Corp.	8,000	540,640
Cummins, Inc.	39,400	2,613,796
Deckers Outdoor Corp. (a)	9,500	1,073,595
Eaton Corp.	47,700	3,388,608
Exxon Mobil Corp.	52,000	4,182,360
Fannie Mae	12,000	138,000
FedEx Corp.	18,000	1,419,120
FMC Corp.	15,100	1,122,987
Freeport-McMoRan Copper & Gold, Inc. Class B	20,000	1,935,000
General Growth Properties, Inc.	18,000	493,380
Gilead Sciences, Inc. (a)	53,200	2,871,736
Goldman Sachs Group, Inc.	3,000	552,120
Google, Inc. Class A (sub. vtg.) (a)	8,855	4,195,056
Harley-Davidson, Inc.	12,600	476,784
Common Stocks - continued
	Shares	Value
United States of America - continued
JetBlue Airways Corp. (a)	20,000	$ 105,400
Johnson & Johnson	40,000	2,738,800
Johnson Controls, Inc.	103,800	3,130,608
Medco Health Solutions, Inc. (a)	35,000	1,735,300
Medtronic, Inc.	45,000	2,377,350
Monsanto Co.	530	63,128
Morgan Stanley	10,000	394,800
Myriad Genetics, Inc. (a)	14,000	931,000
Newmont Mining Corp.	48,000	2,302,080
Norfolk Southern Corp.	101,900	7,328,648
Oracle Corp. (a)	86,900	1,870,957
PACCAR, Inc.	21,600	908,496
Philip Morris International, Inc.	53,000	2,737,450
Polo Ralph Lauren Corp. Class A	33,000	1,952,610
QUALCOMM, Inc.	39,000	2,158,260
Range Resources Corp.	18,400	893,504
Raytheon Co. warrants 6/16/11 (a)	112	2,308
Southwestern Energy Co. (a)	46,000	1,670,260
St. Jude Medical, Inc. (a)	20,000	931,600
SunTrust Banks, Inc.	18,000	739,080
T. Rowe Price Group, Inc.	27,400	1,639,890
TECO Energy, Inc. (g)	8,000	148,400
The Coca-Cola Co.	26,000	1,339,000
Tim Hortons, Inc.	1,200	32,628
UAL Corp.	25,000	207,750
Union Pacific Corp.	59,600	4,913,424
United Parcel Service, Inc. Class B	19,000	1,198,520
UnitedHealth Group, Inc.	35,000	982,800
VF Corp.	50,000	3,579,000
Visa, Inc.	84,000	6,137,040
W.R. Grace & Co. (a)	57,000	1,468,890
Wachovia Corp.	48,000	828,960
Wal-Mart Stores, Inc.	28,000	1,641,360
TOTAL UNITED STATES OF AMERICA		111,723,044
TOTAL COMMON STOCKS (Cost $235,834,172)		241,550,015
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
Italy - 0.0%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $109,472)	5,800	$ 121,114
Corporate Bonds - 8.5%
		Principal Amount (e)
Convertible Bonds - 0.0%
United Kingdom - 0.0%
Shire PLC 2.75% 5/9/14		$ 300,000	255,600
Nonconvertible Bonds - 8.5%
Australia - 0.0%
QBE Capital Funding II LP 6.797% (h)(j)		130,000	107,053
Bermuda - 0.2%
MPF Corp. (Norway) AS 9.5525% 9/20/11 (h)(j)		300,000	210,000
Northern Offshore Ltd. 7.2881% 6/14/10 (h)(j)		100,000	94,000
Rubicon Offshore Holdings Ltd. 7.7906% 4/16/12 (h)(j)		200,000	182,000
Sea Production Ltd. 6.935% 2/14/12 (h)(j)		100,000	91,000
Seadrill Ltd. 7.72% 1/23/09 (h)(j)	NOK	1,000,000	194,379
TOTAL BERMUDA			771,379
British Virgin Islands - 0.0%
CEMEX SAB de CV 6.196% (j)		100,000	95,550
Cayman Islands - 0.3%
Bosphorus Financial Services Ltd. 4.4756% 2/15/12 (j)		234,375	226,172
Cullinan Finance Ltd. 4.867% 8/5/08 (j)	EUR	200,000	311,957
Finans Capital Finance Ltd. 9% 10/7/14 (Reg. S) (f)		160,000	166,368
MUFG Capital Finance 5 Ltd. 6.299% (j)	GBP	100,000	159,567
PetroProd Ltd. 8.7881% 1/12/12 (h)(j)		200,000	186,000
SMFG Finance Ltd. 6.164% (j)	GBP	75,000	117,390
SMFG Preferred Capital USD 1 Ltd. 6.078% (h)(j)		300,000	246,120
TOTAL CAYMAN ISLANDS			1,413,574
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	371,351
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	100,000	136,405
Remedial Cyprus PCL 8.0506% 3/28/12 (h)(j)		200,000	166,000
TOTAL CYPRUS			673,756
France - 0.5%
BNP Paribas SA 2.8381% 11/23/15 (j)		200,000	191,940
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
France - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	150,000	$ 188,671
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	445,000	536,194
Compagnie de St. Gobain 5.212% 4/11/12 (j)	EUR	175,000	255,211
Credit Logement SA:
4.604% (j)	EUR	150,000	205,051
5.558% 12/2/49 (j)	EUR	250,000	356,804
Natixis SA 5.212% 1/26/17 (j)	EUR	100,000	139,984
Societe Generale 5.041% 6/7/17 (j)	EUR	100,000	144,299
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	297,342
TOTAL FRANCE			2,315,496
Germany - 0.3%
Bayer AG:
5.062% 4/10/10 (j)	EUR	200,000	308,528
5.625% 5/23/18	GBP	150,000	274,896
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	200,000	307,015
Dresdner Bank AG 7.75% 4/27/12		100,000	100,750
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	100,000	143,408
TOTAL GERMANY			1,134,597
Hong Kong - 0.1%
Chong Hing Bank Ltd. 3.7063% 12/16/16 (j)		175,000	171,294
Dah Sing Bank Ltd. 3.4306% 6/3/16 (j)		250,000	232,264
Wing Hang Bank Ltd. 6% (j)		260,000	220,603
TOTAL HONG KONG			624,161
India - 0.1%
Export-Import Bank of India 1.4225% 6/7/12 (j)	JPY	40,000,000	369,339
ICICI Bank Ltd. 3.3281% 1/12/10 (Reg. S) (j)		125,000	120,469
TOTAL INDIA			489,808
Ireland - 0.5%
Anglo Irish Bank Corp. PLC 5.211% 6/19/17 (j)	EUR	100,000	121,666
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	274,935	348,650
Bank of Ireland UK Holdings PLC 7.4% (j)	EUR	400,000	578,449
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	295,870
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	158,881
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	369,568
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Ireland - continued
Vostochny Express Bank 9.875% 7/3/09 (Issued by Orient Express Finance for Vostochny Express Bank)	RUB	2,000,000	$ 84,688
VTB24 Capital PLC 3.4969% 12/7/09 (j)		270,000	262,143
TOTAL IRELAND			2,219,915
Italy - 0.3%
Banca Italease SpA 5.057% 2/2/10 (j)	EUR	400,000	569,907
Banca Popolare di Milano 9% (j)	EUR	200,000	296,690
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	197,099
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	150,000	287,176
TOTAL ITALY			1,350,872
Kazakhstan - 0.1%
ATF Bank JSC 8.875% 11/9/09		200,000	204,472
Bank Caspian JSC 7.875% 10/17/08		100,000	98,019
TOTAL KAZAKHSTAN			302,491
Korea (South) - 0.1%
GS Caltex Corp. 5.5% 4/24/17 (Reg. S)		300,000	260,256
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	188,820
TOTAL KOREA (SOUTH)			449,076
Luxembourg - 0.6%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	100,000	147,852
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	100,000	183,449
7.51% 7/31/13 (Reg S.)		200,000	203,030
Glencore Finance (Europe) SA 6.5% 2/27/19	GBP	200,000	348,304
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)		500,000	479,500
Lux-Development SA 6.1% 10/31/16 (f)	EUR	200,000	301,107
RBD Capital SA 6.5% 8/11/08		400,000	399,960
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	223,469
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		210,000	195,565
TNK-BP Finance SA 7.5% 7/18/16		250,000	231,308
VTB Capital SA 4.4844% 11/2/09 (j)		175,000	173,390
TOTAL LUXEMBOURG			2,886,934
Malaysia - 0.1%
IOI Ventures (L) Bhd 5.25% 3/16/15		300,000	283,125
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	300,000	$ 406,308
Netherlands - 0.7%
ALB Finance BV 8.75% 4/20/11		100,000	80,655
ASML Holding NV 5.75% 6/13/17	EUR	250,000	332,740
Asset Repackaging Trust Five BV 12.457% 12/21/11 pay-in-kind (j)	EUR	120,385	172,285
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	289,554	353,376
CenterCredit International BV 8.625% 1/30/14 (Reg. S)		100,000	89,220
EDP Finance BV 5.375% 11/2/12		200,000	201,812
Eureko BV 5.125% (j)	EUR	200,000	259,551
ING Bank NV 3.0381% 10/14/14 (j)		175,000	165,985
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		300,000	256,500
Invitel Holdings NN 13.213% 4/15/13 (Reg. S) (j)	EUR	213,268	257,884
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (Reg. S)		400,000	407,000
Media Nusantara Citra BV 10.75% 9/12/11		148,958	155,913
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	150,000	259,629
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	317,240
TOTAL NETHERLANDS			3,309,790
Norway - 0.7%
Africa Offshore Services AS 8.8006% 6/29/12 (h)(j)		100,000	90,500
DDI Holding AS:
7.4494% 3/15/12 (h)(j)		100,000	96,000
9.3% 1/19/12 (k)		89,201	87,417
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,980,237
OffRig Drilling ASA 9.75% 4/27/11 (h)		100,000	99,000
Petrojack AS 11% 4/19/10	NOK	1,000,000	191,257
Petrolia Drilling ASA 12% 6/20/12 (h)	NOK	500,000	94,653
Petromena AS 10.85% 11/19/10 (h)		100,000	97,500
ProdJack AS:
11.25% 2/22/13 (h)		100,000	89,000
11.25% 3/8/13 (h)		100,000	89,000
Sevan Marine ASA 5.8044% 5/14/13 (h)(j)		100,000	91,251
TOTAL NORWAY			3,005,815
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Russia - 0.1%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		$ 250,000	$ 251,593
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	192,292
TOTAL RUSSIA			443,885
Spain - 0.2%
Bancaja Emisiones SA 4.625% (j)	EUR	275,000	271,668
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	250,000	330,463
Santander Issuances SA Unipersonal 5.338% 7/25/17 (j)	EUR	150,000	216,242
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	190,880
TOTAL SPAIN			1,009,253
Sweden - 0.1%
PA Resources AB 9.5% 1/9/09 (h)		100,000	99,500
Svenska Handelsbanken AB 2.9263% 3/15/16 (j)		200,000	192,760
TOTAL SWEDEN			292,260
Switzerland - 0.1%
UBS AG London Branch 6.625% 4/11/18	GBP	200,000	395,818
United Arab Emirates - 0.1%
Emirates Bank International PJSC 3.2769% 12/7/16 (j)		300,000	265,404
United Kingdom - 1.1%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	170,000	331,026
Bank of Scotland 6.375% 8/16/19	GBP	400,000	697,988
Barclays Bank PLC 6.75% 1/16/23 (j)	GBP	300,000	582,487
Broadgate PLC 6.7125% 10/5/25 (j)	GBP	40,250	61,832
Cattles PLC 7.125% 7/5/17	GBP	100,000	147,379
EFG Hellas Funding Ltd. 4.565% (j)	EUR	200,000	226,982
Getin Finance PLC 6.857% 5/13/09 (j)	EUR	100,000	152,392
ICICI Bank UK PLC 3.2581% 2/27/12 (j)		125,000	115,091
Lloyds TSB Bank PLC 4.385% (j)	EUR	200,000	246,392
Lloyds TSB Group PLC 6.267% (h)(j)		200,000	157,378
Nationwide Building Society 3.375% 8/17/15 (j)	EUR	255,000	363,423
Novae Group PLC 8.375% 4/27/17 (j)	GBP	50,000	84,938
Old Mutual Capital Funding L.P. 8%		320,000	297,728
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	150,000	208,584
Rexam PLC 4.375% 3/15/13	EUR	250,000	345,753
Royal Bank of Scotland PLC:
3.0963% 7/24/14 (j)		200,000	194,412
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Royal Bank of Scotland PLC: - continued
5.555% (j)	EUR	100,000	$ 123,444
UBS AG Jersey Branch 2.935% 4/18/16 (j)		200,000	185,560
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	299,772
Vodafone Group PLC 2.9181% 2/27/12 (j)		160,000	152,368
TOTAL UNITED KINGDOM			4,974,929
United States of America - 2.0%
Ba Covered Bd Issuer 4.125% 4/5/12	EUR	1,700,000	2,512,952
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	200,000	267,443
BSP Finance BV 10.75% 11/1/11		100,000	93,000
Credit Suisse First Boston (New York Branch) 5% 5/15/13		400,000	388,880
DaimlerChrysler NA Holding Corp.:
3.2181% 3/13/09 (j)		100,000	99,675
4.375% 3/16/10	EUR	150,000	228,413
General Electric Co. 5.25% 12/6/17		200,000	193,762
Goldman Sachs Group, Inc.:
6.15% 4/1/18		200,000	192,660
7.125% 8/7/25	GBP	200,000	396,091
HVB Funding Trust VIII 7.055% 3/28/49 (j)	EUR	800,000	1,183,402
Lehman Brothers Holdings E-Capital Trust I 3.4988% 8/19/65 (j)		350,000	245,730
Merrill Lynch & Co., Inc. 6.15% 4/25/13		500,000	476,831
Morgan Stanley 5.258% 7/20/12 (j)	EUR	430,000	606,943
PPL Energy Supply LLC 6.5% 5/1/18		160,000	154,059
RBS Capital Trust IV 3.6006% (j)		205,000	162,712
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	290,400
SLM Corp.:
5.158% 12/15/10 (j)	EUR	200,000	267,044
5.288% 6/17/13 (j)	EUR	112,000	139,620
Sprint Capital Corp. 8.75% 3/15/32		325,000	290,063
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	767,314
TOTAL UNITED STATES OF AMERICA			8,956,994
TOTAL NONCONVERTIBLE BONDS			38,178,243
TOTAL CORPORATE BONDS (Cost $38,779,520)			38,433,843
Government Obligations - 30.0%
		Principal Amount (e)	Value
Canada - 0.8%
Canadian Government 5.25% 6/1/12	CAD	$ 3,450,000	$ 3,614,539
France - 2.4%
French Republic 4.5% 7/12/13	EUR	7,000,000	10,957,252
Germany - 8.7%
German Federal Republic:
3.75% 1/4/15	EUR	200,000	302,417
4% 7/4/16	EUR	1,887,500	2,879,470
4.25% 1/4/14	EUR	7,520,000	11,723,949
4.25% 7/4/17	EUR	8,750,000	13,583,561
4.25% 7/4/18	EUR	2,750,000	4,259,638
5.25% 1/4/11	EUR	270,000	430,799
5.625% 1/4/28	EUR	3,460,000	5,996,720
TOTAL GERMANY			39,176,554
Greece - 0.7%
Greek Government:
4.5% 9/20/37	EUR	1,150,000	1,595,917
4.6% 7/20/18	EUR	1,100,000	1,662,591
TOTAL GREECE			3,258,508
Hong Kong - 0.4%
Hong Kong Government Special Administrative Region 1.77% 5/17/10	HKD	13,400,000	1,701,073
Japan - 12.5%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	974,226,000	8,931,182
0.5767% to 0.5845% 8/4/08 to 11/4/08	JPY	1,100,000,000	10,187,108
0.9% 12/22/08	JPY	150,000,000	1,391,695
0.9% 6/20/13	JPY	360,000,000	3,303,698
0.92% 11/20/20 (j)	JPY	225,000,000	1,940,101
1.3% 12/20/11	JPY	260,000,000	2,436,274
1.3% 3/20/15	JPY	1,040,000,000	9,684,657
1.4% 3/20/18	JPY	50,000,000	458,347
1.5% 3/20/14	JPY	400,000,000	3,773,214
1.9% 6/20/16	JPY	935,000,000	9,058,208
2.5% 9/20/36	JPY	350,000,000	3,293,971
2.5% 9/20/37	JPY	200,000,000	1,879,674
TOTAL JAPAN			56,338,129
Government Obligations - continued
		Principal Amount (e)	Value
Poland - 0.4%
Polish Government 5.625% 6/20/18	EUR	1,100,000	$ 1,739,236
United Kingdom - 1.0%
UK Treasury GILT:
4.75% 12/7/38	GBP	855,000	1,761,216
5% 3/7/18	GBP	1,480,000	2,979,128
TOTAL UNITED KINGDOM			4,740,344
United States of America - 3.1%
U.S. Treasury Bonds 5% 5/15/37		265,000	281,542
U.S. Treasury Inflation-Indexed Notes 1.625% 1/15/15		6,238,210	6,335,189
U.S. Treasury Notes:
3.5% 2/15/18		40,000	38,541
3.875% 5/15/18		2,300,000	2,280,234
5.125% 5/15/16		4,605,000	5,034,559
TOTAL UNITED STATES OF AMERICA			13,970,065
TOTAL GOVERNMENT OBLIGATIONS (Cost $132,571,875)			135,495,700
U.S. Government Agency - Mortgage Securities - 0.5%

Fannie Mae - 0.5%
6% 8/1/38 (i) (Cost $2,260,547)		2,250,000	2,263,242
Asset-Backed Securities - 0.5%

Clock Finance BV Series 2007-1 Class B2, 5.027% 2/25/15 (j)	EUR	100,000	136,058
Leek Finance PLC Series 2005-15X Class BA, 6.2919% 3/21/37 (j)	GBP	100,000	173,032
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.262% 1/30/40 (j)	EUR	50,000	74,956
Class D, 5.462% 1/30/40 (j)	EUR	100,000	148,087
Preferred Term Securities XII Ltd. 4.4338% 12/24/33 (h)(j)		400,000	160,000
Preferred Term Securities XXIII Ltd. 3.0013% 12/22/36 (h)(j)		326,681	261,345
Prime Bricks Series 2007-1:
Class B, 5.262% 1/30/40 (j)	EUR	50,000	72,336
Class C, 5.462% 1/30/40 (j)	EUR	50,000	70,776
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.637% 3/10/17 (j)	EUR	100,000	$ 125,080
Provide Bricks Series 2007-1 Class B, 5.322% 1/30/40 (j)	EUR	200,000	293,835
TS Co.mit One GmbH Series 1 Class C, 5.255% 6/29/13 (Reg. S) (j)	EUR	86,610	119,829
Volkswagen Car Lease Series 9 Class B, 4.651% 10/21/13 (j)	EUR	250,000	365,071
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.6956% 10/25/45 (j)	GBP	70,098	111,436
TOTAL ASSET-BACKED SECURITIES (Cost $2,391,679)			2,111,841
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.13% 2/17/52 (j)	EUR	100,000	133,415
Series 2006-1X Class 2C, 5.21% 2/17/52 (j)	EUR	150,000	233,011
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 5.193% 4/12/56 (j)	EUR	100,000	144,554
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 5.167% 7/15/40 (j)	EUR	150,000	200,788
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1906% 7/17/42 (j)		400,000	363,772
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,083,565)			1,075,540
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 5.207% 4/22/14 (h)(j)	EUR	72,109	103,288
Ireland - 0.1%
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	41,701	75,117
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Ireland - continued
German Residential Asset Note Distributor PLC Series 1 Class A, 5.198% 7/20/16 (j)	EUR	178,372	$ 260,681
Rivoli Pan Europe PLC Series 2006-1 Class B 5.137% 8/3/18 (j)	EUR	100,000	134,143
TOTAL IRELAND			469,941
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3019% 1/15/15 (j)	JPY	16,820,000	154,029
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 5.767% 7/22/43 (j)	EUR	100,000	115,051
United Kingdom - 0.2%
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.3469% 10/22/37 (j)	GBP	150,000	225,465
Eddystone Finance PLC Series 2006-1:
Class B, 6.265% 4/19/21 (j)	GBP	100,000	166,450
Class C, 6.465% 4/19/21 (j)	GBP	50,000	77,898
London & Regional Debt Securitisation No. 1 PLC Class A, 6.0294% 10/15/14 (j)	GBP	100,000	179,812
TOTAL UNITED KINGDOM			649,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,515,397)			1,491,934
Supranational Obligations - 0.6%

European Investment Bank:
4.75% 10/15/17	EUR	630,000	987,017
5.625% 6/7/32	GBP	800,000	1,732,411
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,739,484)			2,719,428
Certificates of Deposit - 0.0%

Norway - 0.0%
MPU-Multi Purpose Unit-Offshore Lift ASA 16.1% 7/23/08 (d) (Cost $293,224)	NOK	1,500,000	14,637
Preferred Securities - 0.2%
	Principal Amount (e)	Value
Cayman Islands - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j)	175,000	$ 150,176
Germany - 0.1%
BayernLB Capital Trust I 6.2032% (j)	650,000	446,315
Luxembourg - 0.1%
Glencore Finance (Europe) SA 8% (j)	450,000	438,465
TOTAL PREFERRED SECURITIES (Cost $1,205,020)		1,034,956
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	30,847,823	30,847,823
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	562,500	562,500
TOTAL MONEY MARKET FUNDS (Cost $31,410,323)		31,410,323
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $32,000)	$ 32,002	32,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $450,226,278)		457,754,573
NET OTHER ASSETS - (1.4)%		(6,451,896)
NET ASSETS - 100%		$ 451,302,677
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,020,020 or 0.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,417 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 92,212
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 11,070
Banc of America Securities LLC	1,734
Barclays Capital, Inc.	19,196
$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 582,729
Fidelity Securities Lending Cash Central Fund	33,119
Total	$ 615,848
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $451,961,582. Net unrealized appreciation aggregated $5,792,990, of which $24,642,074 related to appreciated investment securities and $18,849,084 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008